CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 34,912	$ 11,666
Marketable securities	0	20,472
Other receivables (note 5)	15	521
Prepaid expenses (note 5)	3,246	3,025
Total current assets	38,173	35,684
Property and equipment (note 6)	282	356
Right-of-use assets (note 8)	365	296
Prepaid expenses (note 5)	0	998
Total assets	38,820	37,334
Current liabilities
Accounts payable and accrued liabilities (note 7)	3,572	3,650
Other liabilities (note 5)	332	0
Lease liabilities (note 8)	133	216
Warrant derivative (notes 9, 17)	200	79
Total current liabilities	4,237	3,945
Contract liability (note 13)	6,730	6,730
Lease liabilities (note 8)	290	157
Total liabilities	11,257	10,832
Commitments and contingencies (note 14)
Shareholders’ equity
Share capital (note 10) Authorized: unlimited Issued: December 31, 2023 – 74,423,960 December 31, 2022 – 61,327,914	430,906	404,040
Contributed surplus (note 11)	42,116	40,051
Accumulated other comprehensive income	544	662
Accumulated deficit	(446,003)	(418,251)
Total shareholders’ equity	27,563	26,502
Total liabilities and shareholders' equity	$ 38,820	$ 37,334